INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 77,254	$ 68,408
Finite-Lived Intangible Assets, Accumulated Amortization	47,593	41,007
Intangible assets, net	29,661	27,401
Capitalized software costs [Member]
Finite-Lived Intangible Assets, Gross	54,599	49,723
Finite-Lived Intangible Assets, Accumulated Amortization	41,191	37,370
Customer relationships [Member]
Finite-Lived Intangible Assets, Gross	19,405	15,435
Finite-Lived Intangible Assets, Accumulated Amortization	5,756	3,606
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets, Gross	1,112	1,112
Finite-Lived Intangible Assets, Accumulated Amortization	472	31
Acquired technology [Member]
Finite-Lived Intangible Assets, Gross	2,138	2,138
Finite-Lived Intangible Assets, Accumulated Amortization	$ 174	$ 0